Land use right, net (Tables)	12 Months Ended
Dec. 31, 2022
Land use right, net
Schedule of land use right, net

	As of December 31,
	2021	2022
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	14,645
Less: Accumulated amortization	(6,355)	(8,417)	(1,221)
Net book value	94,652	92,590	13,424